SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Operating Leases
2023	$ 74,895	$ 72,714
2024	77,142	74,895
2025	79,456	77,142
2026	54,225	79,456
2025		54,225
Total undiscounted cash flows	$ 304,119	$ 358,431
Weighted-average remaining lease terms	3 years 11 months 1 day	4 years 8 months 1 day	4 years 11 months 1 day
Weighted-average discount rate	10.00%	10.00%	10.00%
Lease liabilities, current	$ 264,691	$ 286,716
Lease liabilities—current	51,351	46,091
Lease liabilities—long-term	201,457	240,625
Lease liabilities—total	252,808	286,716
Difference between undiscounted and discounted cash flows	51,311	$ 71,715
2022 (remaining 3 months)	$ 18,402